Provision for Doubtful Debts (Tables)	12 Months Ended
Dec. 31, 2015
Provision for Doubtful Debts
Provision for doubtful debts at December 31, 2015 comprises:

	December 31,	December 31,
	2015	2014
	(in thousands)
Opening provision	$5,458	$3,148
Amounts used during the year	(161)	(502)
Amounts provided during the year	7,572	2,874
Amounts released during the year	(2,244)	(62)
Translation	(242)	-
Closing provision	$10,383	$5,458